J.P. MORGAN U.S EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan U.S. GARP Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Sustainable Leaders Fund

JPMORGAN TRUST II

JPMorgan Small Cap Value Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 12, 2023

to the current Summary Prospectuses and Prospectuses, as supplemented

SMALL CAP VALUE FUND

As previously supplemented on May 25, 2023, effective May 31, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the Small Cap Value Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Phillip D. Hart	2010	Managing Director
Wonseok Choi	2019	Managing Director
Akash Gupta	2019	Executive Director
Robert A. Ippolito	2022	Executive Director

U.S. GARP EQUITY FUND

As previously supplemented on May 25, 2023, effective May 31, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the U.S. GARP Equity Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Andrew Stern	2019	Executive Director
Wonseok Choi	2019	Managing Director

U.S. SMALL COMPANY FUND

As previously supplemented on May 25, 2023, effective May 31, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the U.S. Small Company Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Phillip D. Hart	2010	Managing Director
Wonseok Choi	2019	Managing Director
Akash Gupta	2019	Executive Director
Robert A. Ippolito	2022	Executive Director

SUP-USEQ-523-2

U.S. SUSTAINABLE LEADERS FUND

As previously supplemented on May 25, 2023, effective May 31, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the U.S. Sustainable Leaders Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Andrew Stern	2018	Executive Director
Wonseok Choi	2019	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Small Cap Value Fund, U.S. GARP Equity Fund, U.S. Small Company Fund and U.S. Sustainable Leaders Fund” section of the Funds’ Prospectuses is deleted in its entirety and replaced with the following:

Small Cap Value Fund

U.S. Small Company Fund

The portfolio management team for the Fund utilizes a team-based approach and uses the models, insights and recommendations of the broader U.S. Structured Equity Team. The portfolio management team is comprised of Phillip D. Hart, Wonseok Choi, Akash Gupta and Robert A. Ippolito. Mr. Hart, a Managing Director of JPMIM and CFA charterholder, is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Hart has worked as a portfolio manager for the U.S. Structured Equity Team at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group. Mr. Choi, Managing Director and director of U.S. equity quantitative research, is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included into the investment process as well as refinements to existing factors and portfolio construction as well as our big data efforts. Mr. Gupta, an Executive Director, is a research analyst and portfolio manager on the U.S. Structured Equity team. An employee since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. He is also a CFA charterholder and a certified Financial Risk Manager (FRM). Mr. Ippolito, an Executive Director and CFA charterholder, has served as a portfolio manager of the Fund since May 2021. An employee since 2009, Mr. Ippolito has worked as a portfolio manager in the U.S. Structured Equity Small and Mid-Cap Group since 2021. Prior to becoming a portfolio manager, Mr. Ippolito was a fundamental research analyst within the group.

U.S. GARP Equity Fund

U.S. Sustainable Leaders Fund

The portfolio management team for the Fund utilizes a team-based approach and is comprised of Andrew Stern and Wonseok Choi. Mr. Stern, an employee since 2008, Executive Director and CFA charterholder, is a research analyst and portfolio manager on the U.S. Structured Equity team, focused on fundamental research and portfolio management. Mr. Choi, Managing Director and director of U.S. equity quantitative research, is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included into the investment process as well as refinements to existing factors and portfolio construction as well as our big data efforts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE